Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consist of the following:

	March 31, 2020	December 31, 2019
	(In thousands)
Accrued payroll and related expenses	$526	$1,643
Accrued restructuring costs (See Note 13)	96	516
Accrued research and development expenses	627	3,171
Other	106	153

Total accrued liabilities	$1,355	$5,483

5. Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2019	2018
	(In thousands)
Accrued payroll and related expenses	$1,643	$1,189
Accrued restructuring cost (see Note 15)	516	—
Accrued research and development expenses	3,171	1,028
Other	153	510

Total accrued liabilities	$5,483	$2,727